Schedule of Fair Value Hierarchy (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Platform Operator, Crypto Asset [Line Items]
Investment at fair value	$ 44,268	$ 343,862	$ 343,862
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Investment at fair value	44,268	343,862	343,862
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Investment at fair value
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Investment at fair value